Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.36%
Alabama–1.44%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$ 1,350	$ 1,354,752
Fairfield (City of), AL; Series 2012, GO Wts.	6.00%	06/01/2031	3,725	2,980,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB(a)	5.50%	01/03/2028	90	60,424
Series 2014, RB(b)	3.50%	07/01/2026	5,022	2,410,793
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	1,400	1,398,516
Series 2016 A, RB	5.25%	08/01/2030	200	194,312
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.90%)(b)(c)	1.02%	04/01/2024	750	713,647
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	0.79%	04/01/2024	250	238,825
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(d)	5.25%	01/01/2029	25	25,086
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	9,000	9,052,290
				18,428,645
Alaska–0.02%
Northern Tobacco Securitization Corp.; Series 2006 A, RB	4.63%	06/01/2023	225	225,007
American Samoa–0.09%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,131,730
Arizona–3.87%
Arizona (State of) Industrial Development Authority; Series 2019 A-2, RB	3.63%	05/20/2033	1,981	1,987,389
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	590,198
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	610,311
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	641,422
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	672,066
Series 2017 A, Ref. RB	5.00%	07/01/2034	600	699,828
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,966,593
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	5.00%	07/01/2022	1,025	1,031,324
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,440	3,533,499
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	500	525,910
Arizona (State of) Industrial Development Authority (Doral Academy of Nevada - Fire Mesa & Red Rock Campus); Series 2019, RB(e)	4.88%	07/15/2021	120	120,136
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2034	1,875	1,892,644
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2017 A, Ref. RB(e)	4.38%	07/01/2029	1,000	990,730
Series 2017 A, Ref. RB(e)	5.00%	07/01/2032	500	506,045
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	746,594
Series 2019, RB(e)	5.00%	07/01/2039	2,135	2,038,861
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(e)	4.75%	12/15/2028	770	787,787
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	1,000	1,056,410
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(e)	5.00%	12/15/2039	400	382,276
Series 2019 A, IDR(e)	5.00%	12/15/2049	700	643,538
City of Phoenix Civic Improvement Corp.; Series 2019 B, RB(f)	4.00%	07/01/2038	1,750	1,879,640
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	$ 445	$ 420,120
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	292,550
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	10	10,026
Maricopa County Pollution Control Corp. (Southern California Edison Co.); Series 2000 A, Ref. PCR	5.00%	06/01/2035	2,035	2,040,006
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	1,000	1,015,190
Phoenix (City of), AZ Industrial Development Authority (Choice Academies); Series 2012, RB	5.63%	09/01/2042	2,850	2,870,292
Phoenix (City of), AZ Industrial Development Authority (Leman Academy of Excellence - Oro Valley);
Series 2019 A, RB(e)	5.00%	07/01/2034	250	251,730
Series 2019 A, RB(e)	5.00%	07/01/2039	205	203,249
Series 2019 B, RB(e)	5.50%	07/01/2024	155	153,624
Pima (City of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	2,295	2,311,042
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	310	310,214
Series 2015, Ref. RB(e)	5.38%	06/15/2035	1,000	1,003,690
Series 2019, Ref. RB(e)	5.00%	06/15/2034	730	712,728
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	8,205	8,458,124
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	375	375,371
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	1,225	1,195,037
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	308,535
Series 2019, RB(e)	5.00%	07/01/2034	400	400,816
Series 2019, RB(e)	5.00%	07/01/2039	500	489,150
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	245	229,668
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 B, RB(e)	4.00%	10/01/2023	3,290	3,105,135
				49,459,498
Arkansas–0.18%
Arkansas (State of) Development Finance Authority; Series 2000 B, RB (INS - AMBAC)(d)(f)	5.80%	12/01/2020	40	40,171
Independence (County of), AR Public Health, Education & Housing Facilities Board (White River Health System, Inc.); Series 2011, RB	5.40%	06/01/2023	2,245	2,250,972
				2,291,143
California–7.96%
Atwater (City of), CA;
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2030	590	744,515
Series 2017 A, Ref. RB (INS - AGM)(d)	5.00%	05/01/2033	700	863,268
California (State of); Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	2,360	2,419,212
California (State of) Community Housing Agency (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	1,065,915
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.75%	06/01/2029	880	880,326
Series 2002, RB	6.00%	06/01/2042	135	135,050
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	5.88%	06/01/2027	155	155,000
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2005 A, Ref. RB	5.00%	06/01/2026	95	95,000
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	2,460	2,460,935
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2028	430	452,794
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(f)	4.00%	07/15/2029	4,000	3,849,280
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 1/22/2016-9/25/2017; Cost $707,500)(a)(e)(f)	7.00%	12/01/2027	710	355,000
California (State of) Pollution Control Financing Authority (CalPlant I); Series 2017, RB(e)(f)	7.50%	07/01/2032	12,450	6,723,000
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	250	244,245
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,017,230
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(e)	5.00%	06/01/2029	$ 285	$ 300,373
Series 2019 A, RB(e)	5.00%	06/01/2039	740	754,193
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB (Acquired 11/3/2015; Cost $265,000) (Acquired 11/03/2015; Cost $385,000)(e)	5.00%	06/01/2022	265	265,127
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,026,080
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(e)	4.00%	06/01/2021	140	140,007
Series 2016, Ref. RB(e)	4.00%	06/01/2026	500	491,885
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	928,422
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 B, RB	5.63%	05/01/2029	100	100,291
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, RB(g)	5.60%	06/01/2036	1,000	1,000,520
California County Tobacco Securitization Agency (The) (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.13%	06/01/2038	90	90,036
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.00%	11/01/2021	1,445	1,518,059
Fullerton (City of), CA Public Financing Authority;
Series 2005, RB (INS - AMBAC)(d)	5.00%	09/01/2022	4,790	4,836,750
Series 2005, RB (INS - AMBAC)(d)	5.00%	09/01/2023	4,785	4,830,936
Golden State Tobacco Securitization Corp.;
Series 2007 A-2, RB(g)	5.30%	06/01/2037	20,000	20,249,400
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	1,825	2,179,524
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	145	171,094
Series 2018 A-1, Ref. RB	3.50%	06/01/2036	4,340	4,350,416
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(d)	5.00%	09/01/2022	2,750	2,759,900
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	264,992
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	150	150,042
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	660,920
Northern California Energy Authority; Series 2018 A, RB(c)	4.00%	07/01/2024	10,000	10,926,500
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.00%	12/01/2021	115	116,795
Ontario (City of), CA (Assessment District No. 108); Series 1995, RB	7.50%	09/02/2020	240	243,972
Redding (City of), CA Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Ref. RB (INS - NATL)(d)	5.00%	09/01/2022	2,000	2,005,920
Riverside (County of), CA Redevelopment Successor Agency (Interstate 215 Corridor Redevelopment); Series 2011 E, RB(h)	6.50%	12/01/2021	55	59,726
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,419,702
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 2005 A, Ref. RB (INS - AGM)(d)	5.75%	10/01/2020	600	610,566
Series 2005 A, Ref. RB (INS - AGM)(d)	5.75%	10/01/2021	1,000	1,067,030
Series 2005 A, Ref. RB (INS - AGM)(d)	5.75%	10/01/2022	125	139,771
Series 2005 B, Ref. RB (INS - AGM)(d)	5.75%	10/01/2020	10	10,176
Series 2005 B, Ref. RB (INS - AGM)(d)	5.75%	10/01/2021	225	240,082
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2033	1,195	1,464,293
State of California;
Series 2020-XM0848, Ctfs.(i)	3.00%	03/01/2046	2,500	2,648,375
Series 2020-XM0849, Ctfs.(i)	4.00%	03/01/2046	2,500	2,944,125
Vacaville Unified School District; Series 2020 D, GO Bonds	4.00%	08/01/2045	1,850	2,127,519
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	3,200	3,208,768
				101,763,057
Colorado–2.83%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	750	717,127
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Arista Metroplitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	$ 1,000	$ 990,770
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,228,034
Arkansas River Power Authority; Series 2006, RB(h)	5.88%	10/01/2021	685	714,667
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	790	748,612
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	522,711
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	471,856
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	150	148,089
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	800	626,840
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,500	1,503,975
Series 2010, RB	6.00%	01/15/2034	4,000	4,008,240
Colorado International Center Metropolitan District No. 14; Series 2018, Ref. GO Bonds	5.63%	12/01/2032	1,000	982,590
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	3,300	3,057,615
Copperleaf Metropolitan District No. 2; Series 2015, Ref. GO Bonds	5.25%	12/01/2030	500	507,165
Denver (City & County of), CO; Series 2018 A, RB(f)(i)	5.00%	12/01/2029	1,500	1,842,900
Denver (City & County of), CO (Airport System); Series 1992 C, RB (INS - NATL)(d)(f)(h)	6.13%	11/15/2025	265	275,613
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(f)	5.00%	10/01/2032	1,500	1,491,720
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	370,233
Series 2018, COP	5.00%	12/01/2029	500	593,715
Series 2018, COP	5.00%	12/01/2030	350	412,122
Series 2018, COP	5.00%	12/01/2031	375	437,618
Series 2018, COP	5.00%	12/01/2032	455	526,267
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,375	1,360,796
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	658,848
Godding Hollow Metropolitan District (In The Town of Frederick); Series 2018, GO Bonds	6.50%	12/01/2034	1,000	981,600
Grandby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	920	903,385
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,500	1,619,040
Mirabelle Metropolitan District No. 2; Series 2020, GO Bonds	5.00%	12/01/2039	700	652,071
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,500	1,440,195
North Park Metropolitan District No. 1; Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,506,165
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,465,029
Solaris Metropolitan District No. 3; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2036	1,000	1,003,590
Southlands Metropolitan District No. 1; Series 2017 A-1, Ref. GO Bonds	5.00%	12/01/2037	500	512,285
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	478,543
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	1,000	1,061,340
Villages at Castle Rock Metropolitan District No. 6 (Cobblestone Ranch); Series 2007, GO Bonds(j)	0.00%	12/01/2037	1,055	292,815
				36,114,181
Connecticut–0.11%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	1,500	1,448,985
Delaware–0.22%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	2,730	2,753,478
District of Columbia–3.94%
District of Columbia (Howard University);
Series 2011 A, RB(c)(h)	6.25%	04/01/2021	50	52,500
Series 2011 A, RB	6.25%	10/01/2032	50	50,125
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,365	1,268,986
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,417,905
District of Columbia (Mandarin Oriental Hotel); Series 2002, RB (INS - AGM)(d)	5.25%	07/01/2022	100	100,375
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	20,950	22,311,331
Series 2001, RB	6.75%	05/15/2040	24,435	25,114,293
				50,315,515
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–5.56%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.); Series 2014, RB	6.00%	11/15/2034	$ 1,500	$ 1,225,650
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2011 A, RB	7.50%	11/15/2021	195	184,911
Series 2011 A, RB	8.00%	11/15/2031	900	679,338
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	1,920	1,958,246
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(c)(f)	6.75%	04/01/2025	45	45,176
Broward (County of), FL Housing Finance Authority (Heron Pointe Apartments);
Series 1997 A, RB(f)	5.65%	11/01/2022	10	10,036
Series 1997 A, RB(f)	5.70%	11/01/2029	20	20,080
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(e)	5.88%	07/01/2040	250	201,555
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(e)	5.00%	08/01/2027	500	429,885
Series 2017, RB(e)	5.38%	08/01/2032	1,000	796,800
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2035	1,085	1,102,078
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB	4.00%	07/01/2028	750	644,603
Series 2018 B, RB	4.25%	07/01/2033	625	498,550
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	1,000	988,240
Capital Trust Agency, Inc. (University Bridge LLC); Series 2018 A, RB(e)	4.00%	12/01/2028	2,200	2,071,036
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(e)	4.00%	10/15/2029	660	640,372
Celebration Community Development District; Series 2002 A, RB (INS - NATL)(d)	5.00%	05/01/2022	25	25,038
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2019, RB(e)(f)	5.00%	10/01/2029	1,000	1,115,810
East Homestead Community Development District; Series 2011 B, RB	7.25%	05/01/2021	15	15,291
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(h)	5.95%	07/01/2020	600	602,760
Florida (State of) Higher Educational Facilities Financial Authority (Nova Southeastern University); Series 2012, Ref. RB	5.00%	04/01/2022	1,000	1,056,230
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(c)(e)(f)	6.25%	01/01/2024	3,000	2,622,000
Series 2019 A, Ref. RB(c)(e)(f)	6.38%	01/01/2026	1,500	1,279,500
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	3,250	3,418,025
Jacksonville (City of), FL Economic Development Commission (Metropolitan Parking Solutions);
Series 2005 A, RB (INS - AGA)(d)(f)	5.88%	06/01/2025	7,035	7,060,115
Series 2005 A, RB (INS - AGA)(d)(f)	5.88%	06/01/2031	3,060	3,070,129
Series 2005, RB (INS - AGA)(d)(f)	5.75%	10/01/2024	5,695	5,715,331
Series 2005, RB (INS - AGA)(d)(f)	5.50%	10/01/2030	3,665	3,676,178
Lake (County of), FL (Lakeside at Waterman Village); Series 2018 A, RB(e)	10.00%	10/31/2023	750	816,892
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	600	599,766
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,212,237
Lee (County of), FL Industrial Development Authority (Cypress Cove Healthpark); Series 2012, Ref. RB	4.75%	10/01/2022	200	201,430
Miami-Dade (County of), FL;
Series 2019 A, RB(f)	5.00%	10/01/2049	5,000	5,784,300
Series 2019 B, RB	4.00%	10/01/2049	5,000	5,785,150
Miami-Dade (County of), FL (Miami International Airport); Series 2010 A, Ref. RB	5.25%	10/01/2023	1,000	1,013,910
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(b)(c)(f)	0.94%	11/01/2021	1,500	1,501,575
Orlando (City of), FL Community Redevelopment Agency (Conroy Road District);
Series 2012, Ref. RB	5.00%	04/01/2022	1,520	1,633,453
Series 2012, Ref. RB	5.00%	04/01/2023	1,095	1,163,832
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,163,830
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	20	20,031
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,150	1,154,749
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	2,000	2,068,760
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2029	$ 1,225	$ 1,274,306
Series 2019, Ref. IDR	5.00%	01/01/2039	1,750	1,733,217
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)	6.25%	07/01/2028	195	193,850
Waterford Estates Community Development District; Series 2006 B, RB(a)(k)	5.13%	12/31/2049	761	532,995
				71,007,246
Georgia–2.02%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	812,649
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(c)	3.25%	02/03/2025	3,000	3,218,850
DeKalb (County of), GA Housing Authority (Baptist Retirement Communities of Georgia, Inc. & Clairmont Crest, Inc.); Series 2019 A, Ref. RB(e)	4.25%	01/01/2029	1,400	1,187,816
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,733,389
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019 A, RB	5.00%	01/01/2034	2,185	2,437,542
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(d)	5.00%	12/01/2023	10	10,036
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB	5.13%	03/15/2031	4,220	4,233,251
Glynn-Brunswick Memorial Hospital Authority;
Series 2020, Ref. RB	4.00%	08/01/2035	500	550,600
Series 2020, Ref. RB	4.00%	08/01/2036	750	821,850
Series 2020, Ref. RB	4.00%	08/01/2038	1,750	1,887,568
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	500	503,825
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(e)	5.00%	11/01/2023	2,280	2,360,849
Oconee (County of), GA Industrial Development Authority; Series 2018, RB	5.50%	12/01/2028	1,125	1,027,699
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,437,957
Private Colleges & Universities Authority (Mercer University); Series 2012 C, Ref. RB	5.25%	10/01/2027	1,600	1,676,032
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2022	850	901,187
				25,801,100
Guam–0.34%
Guam (Territory of); Series 2019, GO Bonds(f)	5.00%	11/15/2031	2,695	2,721,034
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,661,550
				4,382,584
Idaho–0.11%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,240	1,141,743
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	185	188,008
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,582
				1,460,333
Illinois–10.11%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	1,245	1,225,690
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	1,520	1,504,633
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	1,060	1,020,568
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2023	425	433,113
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	464,086
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	493,715
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	514,822
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	539,789
Centerpoint Intermodal Center Program Trust; Series 2004 A, RB(c)(e)	4.00%	12/15/2022	1,600	1,588,176
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,073,480
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,589,265
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(f)	5.60%	01/01/2041	70	70,329
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(j)	0.00%	12/01/2025	$ 1,000	$ 853,830
Series 2011 A, GO Bonds	5.00%	12/01/2041	205	198,147
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,025,460
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,047,420
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,045,940
Chicago (State of) Board of Education;
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2025	1,000	766,130
Series 2019 A, Ref. GO Bonds(j)	0.00%	12/01/2026	1,000	720,980
Chicago O’Hare International Airport;
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,801,305
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,577,590
Series 2017 G, RB(f)	5.25%	01/01/2028	250	298,122
Series 2017 G, RB(f)	5.25%	01/01/2029	350	414,141
Series 2017 G, RB(f)	5.25%	01/01/2030	400	469,492
Series 2017 G, RB(f)	5.25%	01/01/2031	350	407,820
Cicero (Town of), IL;
Series 2012, Ref. GO Bonds	5.00%	12/01/2023	1,295	1,438,965
Series 2012, Ref. GO Bonds	5.00%	12/01/2024	1,005	1,115,932
Series 2012, Ref. GO Bonds	5.00%	12/01/2025	725	804,641
Cook (County of), IL; Series 2018, RB(i)	5.25%	11/15/2036	2,250	2,668,658
East Dundee (Village of), IL (Route 25 South Redevelopment); Series 2012, RB	5.25%	12/01/2022	785	771,176
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	1,220	1,233,091
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,152,373
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(d)	6.00%	11/01/2026	3,500	3,665,445
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,542,360
Series 2014, GO Bonds	5.00%	05/01/2021	860	867,534
Series 2017 D, GO Bonds	5.00%	11/01/2022	5,000	5,086,150
Series 2017 D, GO Bonds	5.00%	11/01/2023	6,500	6,636,565
Series 2017 D, GO Bonds(i)(l)	5.00%	11/01/2023	2,250	2,297,273
Series 2018 A, GO Bonds	6.00%	05/01/2025	2,500	2,626,650
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,028,280
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,120,660
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	140,098
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, Ref. RB	6.00%	10/01/2028	2,000	2,003,400
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,046,230
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,028,080
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,803,465
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (68% of 1 mo. USD LIBOR + 1.00%)(b)(c)	0.62%	09/01/2022	1,980	1,954,300
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	400	416,592
Illinois (State of) Finance Authority (Lake Forest College); Series 2012 A, RB	5.00%	10/01/2022	300	307,560
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,037,267
Illinois (State of) Finance Authority (Mercy Health System); Series 2016, Ref. RB	5.00%	12/01/2026	2,700	3,140,856
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB	5.00%	05/15/2024	1,115	1,112,201
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 A, RB	6.20%	05/15/2030	685	445,250
Series 2016 A, RB	6.33%	05/15/2048	336	218,238
Series 2016 B, RB(a)	5.63%	05/15/2020	189	122,816
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(h)	5.25%	08/15/2023	590	629,489
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB	5.00%	05/15/2025	250	251,748
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	2,000	2,000,580
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	$ 425	$ 464,538
Series 2017, Ref. RB	5.00%	08/01/2028	500	544,220
Series 2017, Ref. RB	5.00%	08/01/2029	325	352,108
Series 2017, Ref. RB	5.00%	08/01/2030	380	408,998
Series 2017, Ref. RB	5.00%	08/01/2031	375	400,909
Series 2017, Ref. RB	5.00%	08/01/2033	470	496,090
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,795	1,573,748
Illinois (State of) Finance Authority (University of Chicago Medical); Series 2009 D-1, VRD RB (LOC - PNC Bank N.A.)(m)(n)	0.02%	08/01/2043	15,500	15,500,000
Illinois (State of) Housing Development Authority (Lifelink Developments); Series 2006, RB (CEP - GNMA)(f)	4.70%	10/20/2026	700	701,855
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	50	50,115
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,281
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(d)	5.00%	06/15/2029	1,000	1,171,620
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	305	300,934
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	1,000	919,870
Quad Cities Regional Economic Development Authority (Augustana College);
Series 2012, Ref. RB	5.00%	10/01/2023	295	313,178
Series 2012, Ref. RB	5.00%	10/01/2024	275	290,851
Series 2012, Ref. RB	5.00%	10/01/2025	445	468,941
Series 2012, Ref. RB	5.00%	10/01/2026	400	419,652
Series 2012, Ref. RB	5.00%	10/01/2027	450	470,943
Regional Transportation Authority; Series 2018 B, RB(i)	5.00%	06/01/2030	3,000	3,689,790
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB	5.00%	01/01/2032	5,000	5,688,400
St. Clair County School District No. 189 (East St. Louis);
Series 2011, GO Bonds	5.25%	01/01/2021	1,000	1,014,740
Series 2011, GO Bonds	5.38%	01/01/2022	1,000	1,010,820
Series 2011, GO Bonds	5.50%	01/01/2023	1,540	1,556,801
Yorkville (City of), IL (United City Special Services Area); Series 2013, Ref. RB	4.60%	03/01/2025	1,480	1,429,680
				129,237,048
Indiana–1.50%
Allen (County of), IN Economic Development (StoryPoint Fort Wayne); Series 2017, RB(e)	6.63%	01/15/2034	500	486,215
Carmel (City of), IN (Barrington Carmel); Series 2012 A, RB(a)	7.00%	11/15/2027	371	3,715
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	400	366,740
Hobart Building Corp.; Series 2009, RB	4.65%	07/15/2028	1,000	1,003,070
Indiana (State of) Finance Authority (Butler University); Series 2012 A, Ref. RB	5.00%	02/01/2022	500	527,370
Indiana (State of) Finance Authority (Deaconess Health System); Series 2011 A, Ref. RB(c)	6.00%	03/01/2029	7,220	7,503,891
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	960	967,555
Indiana Bond Bank; Series 2007 B-1, RB (67% of 3 mo. USD LIBOR + 0.97%)(b)	1.79%	10/15/2022	1,500	1,460,400
Indianapolis (City of), IN; Series 2010 A, RB(c)(h)	5.75%	07/01/2020	1,270	1,275,436
Lake County 2000 Building Corp.; Series 2012, RB	5.00%	02/01/2024	4,800	5,009,952
Mishawaka (City of), IN; Series 2017, RB(e)	5.10%	01/01/2032	615	537,018
				19,141,362
Iowa–0.74%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	545,328
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	610,091
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,000	1,011,120
Series 2013, RB(e)	5.88%	12/01/2026	2,460	2,548,216
Series 2013, Ref. RB(c)	5.25%	12/01/2033	1,540	1,546,560
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(e)	0.72%	01/04/2024	540	531,182
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	4.13%	05/15/2038	1,250	1,087,762
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	$ 625	$ 609,506
Series 2018, RB	5.00%	08/01/2033	500	487,265
Iowa (State of) Tobacco Settlement Authority; Series 2005 B, RB(g)	5.60%	06/01/2034	500	506,600
				9,483,630
Kansas–0.79%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,518,581
Pittsburg (City of), KS (North Broadway - Pittsburg Town Center); Series 2006, RB	4.80%	04/01/2027	370	291,926
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB	4.25%	12/01/2024	500	476,925
Series 2016 II-A, RB	5.00%	12/01/2031	1,800	1,667,556
Series 2016 II-A, RB	5.25%	12/01/2036	1,000	921,150
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB	7.13%	12/15/2036	1,000	1,050,890
Wichita (City of), KS (Presbyterian Manors Obligated Group); Series 2019, Ref. RB	4.00%	05/15/2023	655	632,861
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	935	908,110
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	458,355
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,089,276
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,136,271
				10,151,901
Kentucky–0.41%
Ashland Kentucky (Ashland Hospital Corp. d/b/a King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,137,730
Christian (County of), KY (Jennie Stuart Medical Center, Inc.); Series 2016, Ref. RB	5.00%	02/01/2026	790	867,610
Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2021	265	263,802
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,054,730
Kentucky (State of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	600	563,922
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,300	1,381,757
				5,269,551
Louisiana–2.01%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(f)	6.00%	07/01/2023	70	69,994
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(d)	4.00%	12/01/2039	2,685	3,117,849
Louisiana (State of) Housing Finance Agency (GMF-Louisiana Chateau); Series 2009 A, RB	6.00%	09/01/2020	430	429,067
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston Parish Gomesha Project); Series 2018, Ref. RB(e)	5.38%	11/01/2038	2,000	1,908,840
Louisiana (State of) Local Government Environmental Facilities and Community Development Authority (Vermilion (Parish of), LA Gomesa); Series 2019, RB(e)	4.63%	11/01/2038	2,080	1,855,339
Louisiana Housing Corp.; Series 2009 A, RB	7.25%	09/01/2039	360	317,347
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2034	540	657,083
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,345,571
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	908,242
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	569,762
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,227,260
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	873,044
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	626,662
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(c)(e)	5.85%	06/01/2025	2,000	2,112,300
St. John the Baptist (Parish of), LA (Marathon Oil Corp.); Series 2017, Ref. RB(c)	2.10%	07/01/2024	1,000	917,040
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	5,155	5,162,269
Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,631,957
				25,729,626
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maine–0.13%
Maine (State of) Finance Authority (Supplemental Education Loan Program);
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2022	$ 500	$ 545,265
Series 2017 A-1, RB (INS - AGC)(d)(f)	5.00%	12/01/2023	100	112,313
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	7.50%	07/01/2032	1,000	1,040,930
				1,698,508
Maryland–0.25%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	419,976
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	500	493,910
Howard (County of), MD (Vantage House Facility);
Series 2016, Ref. RB	5.00%	04/01/2021	85	85,235
Series 2017, Ref. RB	5.00%	04/01/2021	132	132,364
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	400	415,932
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, Ref. RB (INS - AMBAC)(d)	5.50%	07/01/2026	65	65,061
Maryland Economic Development Corp. (AFCO Cargo BWI II, LLC); Series 2017, Ref. RB(e)(f)	4.00%	07/01/2024	1,590	1,640,292
				3,252,770
Massachusetts–1.40%
Collegiate Charter School of Lowell;
Series 2019, RB	5.00%	06/15/2029	490	497,379
Series 2019, RB	5.00%	06/15/2039	1,000	957,580
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	200	210,744
Series 2018, Ref. RB	3.75%	10/01/2024	250	265,443
Series 2018, Ref. RB	4.00%	10/01/2025	200	215,274
Series 2018, Ref. RB	4.00%	10/01/2026	100	107,430
Series 2018, Ref. RB	4.00%	10/01/2027	150	161,031
Series 2018, Ref. RB	4.25%	10/01/2028	320	346,518
Series 2018, Ref. RB	4.38%	10/01/2029	385	417,429
Series 2018, Ref. RB	4.50%	10/01/2030	690	748,822
Massachusetts (State of) Development Finance Agency;
Series 2007 E, RB	5.00%	07/15/2022	2,495	2,498,568
Series 2007 E, RB	5.00%	07/15/2027	3,245	3,248,699
Series 2007 E, RB	5.00%	07/15/2032	955	955,783
Massachusetts (State of) Development Finance Agency (College Holy Cross); Series 2008 A, Ref. VRD RB (LOC - Bank Of America N.A.)(m)(n)	0.01%	09/01/2037	1,065	1,065,000
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	644,288
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,390,260
Massachusetts (State of) Development Finance Agency (Milford Regional Medical Center); Series 2007 E, Ref. RB	5.00%	07/15/2037	2,750	2,751,815
Massachusetts (State of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(f)(n)	5.00%	12/15/2024	1,400	1,427,132
				17,909,195
Michigan–2.03%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	810	754,337
Series 2019, Ref. RB	5.00%	11/01/2034	400	396,336
Detroit (City of), MI;
Series 2018, GO Bonds	5.00%	04/01/2023	1,000	1,039,100
Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,061,220
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	2,310	2,465,486
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	400	392,796
Series 2019, Ref. RB	4.00%	02/01/2029	700	689,388
Series 2019, Ref. RB	5.00%	02/01/2033	830	851,663
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Lawrence Technological University); Series 2017, Ref. RB	5.25%	02/01/2027	$ 4,225	$ 4,425,265
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	40	40,175
Michigan (State of) Finance Authority (McLaren Health Care); Series 2012 A, Ref. RB	5.00%	06/01/2025	20	21,470
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	300	305,532
Series 2018, Ref. RB	5.50%	11/01/2028	500	537,115
Series 2018, Ref. RB	6.00%	11/01/2032	500	541,005
Michigan (State of) Strategic Fund (I-75 Improvement); Series 2018, RB(f)	5.00%	12/31/2033	2,000	2,191,140
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(f)	5.00%	12/31/2032	1,730	1,914,106
Michigan (State of) Tobacco Settlement Finance Authority;
Series 2007 A, RB	6.00%	06/01/2034	1,000	1,000,030
Series 2007 A, RB	6.00%	06/01/2048	2,400	2,400,048
Negaunee (City of), MI; Series 2002, Ref. RB (INS - AGM)(d)	4.80%	01/01/2027	50	50,181
Star International Academy; Series 2012, Ref. RB	5.00%	03/01/2033	2,000	2,023,380
Summit Academy North; Series 2016, Ref. RB	4.00%	11/01/2021	1,080	1,079,968
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(e)	5.00%	07/01/2026	1,835	1,775,161
				25,954,902
Minnesota–1.57%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,091,350
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	4.00%	07/01/2020	85	85,007
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	5.75%	08/01/2030	1,155	1,035,608
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	250	250,427
Series 2017, RB	5.00%	10/01/2037	1,000	966,190
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	1,680	1,739,825
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,110,125
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	615,960
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,131,883
Minnetonka (City of), MN (Preserve at Shady Oak); Series 2018 C, Ref. RB	4.50%	03/01/2033	250	217,098
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2015, RB	5.00%	12/01/2021	470	471,208
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, Ref. RB(c)(e)	6.00%	07/01/2027	2,000	2,032,120
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2018 B, RB(c)	3.75%	09/01/2020	3,320	3,322,424
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	141,561
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	290	294,634
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong Academy); Series 2012 A, RB	5.50%	09/01/2043	1,000	1,012,260
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	1,000	1,063,390
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	227,547
Series 2018, Ref. RB	4.13%	10/01/2033	250	226,165
St. Paul Park (City of), MN (Presbyterian Homes Bloomington);
Series 2017, Ref. RB	3.80%	09/01/2029	350	345,415
Series 2017, Ref. RB	3.90%	09/01/2030	565	558,858
Series 2017, Ref. RB	4.00%	09/01/2031	585	579,741
Series 2017, Ref. RB	4.00%	09/01/2032	400	395,400
Series 2017, Ref. RB	4.10%	09/01/2033	500	497,950
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	102,227
West St. Paul (City of), MN (Walker Westwood Ridge Campus); Series 2017, Ref. RB	4.00%	11/01/2030	650	588,347
				20,102,720
Mississippi–0.13%
Mississippi (State of) Development Bank (Hospital Construction & Ref.); Series 2014, Ref. RB	5.00%	09/01/2030	720	824,537
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Mississippi–(continued)
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	$ 1,000	$ 846,480
				1,671,017
Missouri–1.64%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	545	497,220
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,414,512
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	732,960
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,097
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	2,005	1,928,469
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	410	401,480
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,864,400
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	1,000	989,450
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	1,010,220
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	804,176
Series 2017, Ref. RB	5.00%	05/15/2023	1,000	1,010,080
Series 2017, Ref. RB	5.00%	05/15/2024	1,500	1,517,640
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.20%	11/01/2022	35	34,224
Missouri (State of) Development Finance Board (Crackneck Creek); Series 2013 B, Ref. RB	4.13%	03/01/2029	50	50,095
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	1,380	1,394,808
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	1,325	1,180,323
St. Louis (City of), MO (Lambert-St. Louis International Airport); Series 2012, Ref. RB(f)	5.00%	07/01/2021	1,165	1,213,150
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	3.88%	11/15/2029	660	580,404
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Kiel Opera House); Series 2019, Ref. RB	5.00%	10/01/2035	2,750	2,359,445
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,004,500
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,000,450
				21,018,103
Montana–0.02%
Crow (Tribe of) Finance Authority; Series 1997 A, RB(e)(f)	5.70%	10/01/2027	275	281,410
Nebraska–0.43%
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	5,000	5,555,600
Nevada–0.28%
Clark (County of), NV (Special Improvement District No. 132); Series 2012, Ref. RB	5.00%	02/01/2021	215	216,961
Director of the State of Nevada Department of Business & Industry (Somerset Academy); Series 2018 A, RB(e)	4.50%	12/15/2029	710	701,856
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2022	340	352,417
Series 2013, Ref. RB	5.00%	06/01/2023	320	336,617
Series 2013, Ref. RB	5.00%	06/01/2024	130	138,414
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(e)	5.00%	07/15/2027	335	347,683
Series 2017 A, RB(e)	5.00%	07/15/2037	500	500,865
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	1,000	935,130
				3,529,943
New Hampshire–0.33%
National Finance Authority (Convanta); Series 2018 A, Ref. RB(e)(f)	4.00%	11/01/2027	1,500	1,502,550
New Hampshire (State of) Health & Education Facilities Authority (Hillside Village); Series 2017 B, RB(e)	4.13%	07/01/2024	1,470	1,326,984
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village); Series 2017 A, RB(e)	5.25%	07/01/2027	$ 1,585	$ 1,423,092
				4,252,626
New Jersey–5.05%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(d)	5.75%	11/01/2028	180	222,538
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(d)(i)(l)	5.50%	09/01/2022	3,000	3,132,840
Series 2012 II, Ref. RB	5.00%	03/01/2023	1,500	1,538,655
Series 2012, Ref. RB	5.00%	06/15/2025	600	638,502
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,571,325
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(e)	5.00%	06/15/2039	825	831,823
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	3,000	2,969,370
Series 2012, RB(f)	5.75%	09/15/2027	200	191,366
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	215	220,386
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	395	404,441
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,820	1,839,074
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	3,513,154
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	580	694,399
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2022	215	216,922
Series 2012 C, RB	5.00%	07/01/2032	1,385	1,351,829
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. RB (SIFMA Municipal Swap Index + 1.60%)(b)	1.74%	03/01/2028	1,000	968,300
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	210	211,686
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2018 B, Ref. RB(f)	5.00%	12/01/2026	1,000	1,177,990
Series 2018 B, Ref. RB(f)	5.00%	12/01/2027	1,000	1,195,030
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(j)	0.00%	12/15/2028	715	502,874
Series 2008 A, RB(j)	0.00%	12/15/2035	1,000	481,590
Series 2009 A, RB(j)	0.00%	12/15/2032	1,465	834,508
Series 2010 A, RB (INS - BAM)(d)(j)	0.00%	12/15/2028	4,850	3,964,438
Series 2010 A, RB(j)	0.00%	12/15/2031	1,575	945,346
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,193,194
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,060,220
Series 2018 A, Ref. RN(i)(l)	5.00%	06/15/2029	1,000	1,081,890
Series 2018 A, Ref. RN(i)(l)	5.00%	06/15/2030	2,000	2,152,640
Series 2018 A, Ref. RN	5.00%	06/15/2030	845	909,490
Series 2018 A, Ref. RN	5.00%	06/15/2031	4,680	5,013,684
New Jersey Turnpike Authority; Series 2017 XF0574, Revenue Ctfs.(i)	4.00%	01/01/2035	10,000	10,707,000
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	12,670	12,792,392
				64,528,896
New Mexico–0.32%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010 D, Ref. PCR	5.90%	06/01/2040	2,000	2,002,040
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,525	1,428,544
Santa Fe (City of), NM (El Castillo Retirement); Series 2019, RB	2.25%	05/15/2024	650	593,151
				4,023,735
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–9.49%
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(e)	5.00%	10/01/2028	$ 530	$ 531,272
Series 2018, Ref. RB(e)	5.00%	10/01/2038	2,445	2,170,207
Metropolitan Transportation Authority;
Series 2012 G-3, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(b)(c)	0.57%	02/01/2025	10,500	9,568,020
Series 2020 A-2, RB	4.00%	02/01/2022	2,500	2,508,275
Series 2020-XL0131, Ctfs. (INS - AGM)(d)(i)	4.00%	11/15/2043	10,000	10,722,300
Subseries 2014 D-2, RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	0.59%	11/15/2022	2,500	2,387,050
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, RB	6.50%	01/01/2032	1,000	863,580
Series 2014 B, RB	5.50%	07/01/2020	84	84,129
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, RB (INS - NATL)(d)(f)	5.75%	12/01/2022	3,070	3,086,735
Series 1997 6, RB (INS - NATL)(d)(f)	5.75%	12/01/2025	5,055	5,082,499
Series 2010 8, RB	6.50%	12/01/2028	40,000	40,214,800
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB(m)	0.02%	06/15/2044	6,800	6,800,000
New York (State of) Thruway Authority; Series 2019 B, Ref. RB	4.00%	01/01/2037	2,000	2,217,480
New York City Transitional Finance Authority Building Aid Revenue; Series 2017 XF0561, Ref. Revenue Ctfs.(i)	5.00%	07/15/2036	11,000	13,291,080
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	285	285,866
New York Counties Tobacco Trust III; Series 2003, RB	6.00%	06/01/2043	425	425,553
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,850	1,935,137
Series 2016 A, Ref. RB	6.00%	06/01/2043	4,145	4,354,074
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	6,710	6,478,639
Series 2016, Ref. RB(f)	5.00%	08/01/2031	1,000	964,280
New York Transportation Development Corp. (Delta Air Lines, Inc.); Series 2018, RB(f)	5.00%	01/01/2023	2,000	2,025,920
Public Housing Capital Fund Revenue Trust I; Series 2012, RB(e)	4.50%	07/01/2022	959	976,445
Public Housing Capital Fund Revenue Trust II; Series 2012, RB(e)	4.50%	07/01/2022	293	298,893
Public Housing Capital Fund Revenue Trust III; Series 2012, RB(e)	5.00%	07/01/2022	1,676	1,678,698
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB	5.00%	07/01/2027	1,000	650,000
Series 2013 A, RB	5.00%	07/01/2032	1,000	650,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2018 D, RB (67% of SOFR + 0.50%)(b)(c)	0.54%	10/01/2020	1,000	998,580
				121,249,512
North Carolina–0.76%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(f)	5.00%	06/30/2054	5,000	5,103,100
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2018 B-1, RB	4.00%	10/01/2025	4,775	4,594,792
				9,697,892
North Dakota–0.26%
Burleigh (County of), ND (Missouri Slope North Campus); Series 2020, RN	3.00%	11/01/2021	2,200	2,125,222
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	1,200	1,202,892
				3,328,114
Ohio–4.08%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	815	910,330
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	6,400	6,773,248
Butler (County of), OH Port Authority (StoryPoint Fairfield); Sr. Series 2017 A-1, RB(e)	6.25%	01/15/2034	1,000	939,740
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	1,000	1,025,630
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	650,202
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	450	449,968
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,751,700
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB	8.00%	07/01/2042	3,910	4,291,029
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	$ 615	$ 571,944
Series 2004, RB	6.40%	02/15/2034	1,950	1,602,763
Lorain (County of), OH Port Authority Kendal at Oberlin); Series 2013 A, Ref. RB	5.00%	11/15/2030	1,500	1,637,880
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2022	205	222,825
Series 2012, RB	5.25%	09/01/2023	260	282,849
Series 2012, RB	5.25%	09/01/2024	275	298,801
Series 2012, RB	5.25%	09/01/2025	290	313,125
Series 2012, RB	5.25%	09/01/2026	305	328,217
Series 2012, RB	5.25%	09/01/2027	320	343,629
Montgomery (County of), OH (Premier Health Partners); Series 2019 A, Ref. RB	4.00%	11/15/2038	4,470	4,632,574
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2021	365	373,344
Ohio (State of);
Series 2017 XF0573, Ref. Revenue Ctfs.(i)	4.00%	01/01/2036	8,675	9,836,583
Series 2018, Ref. RB(e)	5.00%	12/01/2023	4,185	4,462,131
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2025	340	406,382
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 D, Ref. PCR(a)(c)	4.25%	09/15/2021	1,975	1,970,062
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	1,937,280
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC);
Series 2017, RB(e)(f)	3.75%	01/15/2028	1,250	1,264,112
Series 2017, RB(e)(f)	4.25%	01/15/2038	250	251,827
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(f)	5.25%	09/01/2030	15	15,037
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.13%	01/01/2032	500	427,480
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	805	805,781
Summit (County of), OH Development Finance Authority (University of Akron Student Housing); Series 2011, RB(c)(h)	5.25%	01/01/2021	1,370	1,409,843
Toledo-Lucas (County of), OH Port Authority (StoryPoint Waterville); Series 2016 A-1, RB(e)	6.13%	01/15/2034	225	208,989
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.00%	12/15/2020	380	380,266
Series 2014, RB	3.20%	06/15/2023	100	100,075
Series 2014, RB	4.00%	12/15/2024	210	210,223
				52,085,869
Oklahoma–0.41%
Comanche (County of), OK Hospital Authority;
Series 2012 A, Ref. RB	5.00%	07/01/2021	325	331,539
Series 2015, Ref. RB	5.00%	07/01/2023	1,000	1,095,120
Oklahoma (State of) Development Finance Authority (Inverness Village Community); Series 2012, Ref. RB(a)(k)	5.25%	01/03/2022	158	1,582
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(a)	5.00%	08/03/2037	1,650	660,000
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(a)	4.75%	11/01/2023	978	2,445
Tulsa (City of), OK Municipal Airport Trust; Series 2001 B, Ref. RB(f)	5.50%	12/01/2035	2,000	1,871,300
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(c)(f)	5.00%	06/01/2025	1,340	1,266,890
				5,228,876
Oregon–0.01%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	125	125,169
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, Ref. GO Bonds(f)	5.65%	08/01/2026	20	20,067
				145,236
Pennsylvania–3.69%
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	2,698,050
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB	5.60%	07/01/2023	725	697,262
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, Ref. RB(e)	5.00%	05/01/2027	$ 2,750	$ 2,912,882
Allentown Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2023	570	589,956
Series 2018, RB(e)	5.00%	05/01/2028	1,250	1,307,275
Series 2018, RB(e)	5.00%	05/01/2033	500	504,860
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	275	265,081
Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	1,000	1,286,240
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	620,159
Series 2018, Ref. RB	5.00%	12/01/2030	910	883,956
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 B, Ref. RB	2.88%	12/15/2023	1,950	1,849,283
Luzerne (County of), PA; Series 2015 A, Ref. GO Bonds (INS - AGM)(d)	5.00%	11/15/2029	5,000	6,026,300
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(b)(c)	0.86%	09/01/2023	1,000	1,000,010
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB(k)(o)	5.00%	12/31/2023	350	87,535
Series 2013, RB(k)(o)	5.00%	12/31/2023	96	23,882
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.); Series 2012, RB	5.00%	07/01/2027	1,500	1,501,410
Pennsylvania (State of) Economic Development Financing Authority (CarbonLite P, LLC); Series 2019, RB(e)(f)	5.25%	06/01/2026	2,000	1,907,960
Pennsylvania (State of) Economic Development Financing Authority (PPL Energy Supply); Series 2009 A, Ref. RB	6.40%	12/01/2038	3,250	2,605,070
Pennsylvania (State of) Higher Educational Facilities Authority; Series 2009 AJ, RB	5.00%	06/15/2034	640	642,054
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2049	7,500	8,236,575
Series 2019, RB	5.00%	08/15/2049	2,500	3,008,000
Pennsylvania (State of) Higher Educational Facilities Authority (Ursinus College); Series 2012 A, Ref. RB	5.00%	01/01/2025	785	805,857
Philadelphia (City of), PA; Series 2010 A, RB	5.25%	06/15/2030	890	892,750
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	736,848
Series 2019 A, RB	5.00%	06/15/2039	920	883,945
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,848,070
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	1,923,197
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2032	1,000	955,400
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living); Series 2017, Ref. RB	5.00%	07/01/2031	500	481,850
				47,181,717
Puerto Rico–12.08%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	5,540	5,568,808
Series 2002, RB	5.50%	05/15/2039	9,315	9,363,438
Series 2002, RB	5.63%	05/15/2043	145	145,609
Puerto Rico (Commonwealth of);
Series 2004 A, GO Bonds (INS - NATL)(d)	5.25%	07/01/2021	655	657,882
Series 2006 A, GO Bonds (CPI Rate + 1.02%) (INS - AGC)(d)(p)	3.48%	07/01/2020	1,500	1,500,090
Series 2006 B, GO Bonds(a)	5.25%	12/31/2049	105	64,444
Series 2007 A, GO Bonds (INS - AGC)(d)	5.00%	07/01/2023	100	100,608
Series 2008 A, Ref. GO Bonds(a)	5.13%	07/01/2024	15,580	9,679,075
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	5.25%	07/01/2024	515	531,506
Series 2011 A, Ref. GO Bonds (INS - AGM)(d)	6.00%	07/01/2033	300	302,928
Series 2011 E, Ref. GO Bonds(a)	6.00%	07/01/2029	12,765	7,786,650
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2026	140	81,025
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2012 A, Ref. GO Bonds(a)	5.50%	07/01/2027	$ 2,160	$ 1,250,100
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB(g)	6.13%	07/01/2024	1,500	1,582,500
Series 2008 A, RB	6.00%	07/01/2038	500	507,500
Series 2008 A, RB	6.00%	07/01/2044	1,000	1,015,000
Series 2012 A, RB	5.00%	07/01/2021	795	812,887
Series 2012 A, RB	5.25%	07/01/2029	2,880	2,937,600
Puerto Rico (Commonwealth of) Commonwealth Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(d)	5.00%	07/01/2025	1,000	1,006,460
Puerto Rico (Commonwealth of) Convention Center District Authority; Series 2006 A, RB (INS - AGC)(d)	5.00%	07/01/2027	80	80,517
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	2,500	2,514,375
Series 2005 RR, RB (INS - NATL)(d)	5.00%	07/01/2022	550	552,315
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	99,597
Series 2005 RR, RB	5.00%	07/01/2026	155	156,001
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2020	790	790,482
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2021	2,000	2,008,420
Series 2005 SS, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	1,000	1,005,750
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	166,204
Series 2007 TT, RB(a)	5.00%	07/01/2037	500	308,750
Series 2007 TT, RB(a)	5.00%	12/31/2049	1,990	1,228,825
Series 2007 TT-RSA-1, RB(a)	5.00%	12/31/2049	1,380	834,900
Series 2007 UU, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	10	10,061
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,444,270
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,728,751
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	999,310
Series 2010 AAA-RSA-1, RB(a)	5.25%	07/01/2028	5,685	3,524,700
Series 2010 CCC, RB(a)	5.25%	07/01/2026	6,565	4,070,300
Series 2010 DDD, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	40	40,101
Series 2010 XX, RB(a)	5.25%	07/02/2040	1,875	1,162,500
Series 2010 XX-RSA-1, RB(a)	5.25%	07/01/2027	250	155,000
Series 2010 ZZ-RSA-1, Ref. RB(a)	5.00%	12/31/2049	6,280	3,799,400
Series 2010 ZZ-RSA-1, Ref. RB(a)	5.25%	12/31/2049	1,180	731,600
Series 2016 A-4, RB(a)	10.00%	07/01/2019	1,200	827,627
Series 2016 B-4, RB(a)	10.00%	07/01/2019	1,199	827,627
Series 2016 E-1, RB(a)	10.00%	01/01/2021	900	631,965
Series 2016 E-2, RB(a)	10.00%	07/01/2021	900	631,965
Series 2016 E-2, RB(a)	10.00%	01/01/2022	300	210,654
Series 2016 E-4, RB(a)	10.00%	07/01/2022	1,589	1,116,475
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2020	105	105,213
Series 2002 E, RB (INS - AGM)(d)	5.50%	07/01/2023	530	560,528
Series 2003, RB (INS - FGIC)(d)(o)	5.75%	07/01/2021	530	397,500
Series 2004 J, RB (INS - NATL)(d)	5.00%	07/01/2029	475	467,994
Series 2005 BB, Ref. RB (INS - AGM)(d)	5.25%	07/01/2022	230	237,910
Series 2005 K, RB(a)	5.00%	12/31/2049	2,500	1,150,000
Series 2007 CC, Ref. RB (INS - NATL)(d)	5.50%	07/01/2029	15	15,315
Series 2007 N, Ref. RB(a)	5.50%	12/31/2049	1,045	483,312
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(f)	6.63%	06/01/2026	7,310	7,565,850
Series 2012, Ref. RB	5.00%	10/01/2021	450	466,776
Puerto Rico (Commonwealth of) Infrastructure Financing Authority (MEPSI Campus); Series 2007 A, RB(a)	6.25%	10/01/2024	2,465	499,162
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.25%	08/01/2020	$ 145	$ 145,244
Series 2002 A, RB (INS - AGM)(d)	5.25%	08/01/2021	265	266,762
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,605	1,615,368
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2020	50	50,075
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2022	50	50,285
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	306,620
Series 2005 B, Ref. RB (INS - AGC)(d)	5.25%	07/01/2021	30	30,660
Series 2005 C, Ref. RB (INS - AGC)(d)	5.25%	08/01/2022	40	41,428
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2007 M-2, Ref. RB (INS - AMBAC)	10.00%	07/01/2035	190	203,302
Series 2007 M-3, Ref. RB (INS - NATL)(d)	6.00%	07/01/2024	500	505,005
Series 2007 N, RB(a)	5.00%	07/01/2037	2,125	1,530,000
Series 2009 P, Ref. RB(a)	6.13%	07/03/2023	500	372,500
Series 2009 P, Ref. RB(a)	6.25%	07/01/2026	2,905	2,178,750
Series 2011 S, RB(a)	5.50%	07/03/2023	135	97,538
Series 2011 S, RB(a)	5.88%	07/01/2039	1,245	916,631
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities);
Series 2002 D, Ref. RB(a)	5.25%	12/31/2049	760	552,900
Series 2002 F, Ref. RB	5.25%	07/01/2025	50	53,224
Series 2003 H, Ref. RB(a)	5.50%	12/31/2049	54	38,305
Series 2007 M, Ref. RB(a)	5.75%	12/31/2049	1,335	966,337
Puerto Rico Public Finance Corp.;
Series 2011 A, RB(a)	6.50%	08/01/2028	37,400	617,100
Series 2011 B, RB(a)	6.00%	08/01/2024	10,675	176,137
Series 2011 B, RB(a)	6.00%	08/01/2025	17,475	288,337
Series 2011 B, RB(a)	6.00%	08/03/2026	6,495	107,168
Series 2011 B, RB(a)	5.50%	08/01/2031	54,770	903,705
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2024	539	474,703
Series 2018 A-1, RB(j)	0.00%	07/01/2027	1,027	811,176
Series 2018 A-1, RB(j)	0.00%	07/01/2029	1,003	726,764
Series 2018 A-1, RB(j)	0.00%	07/01/2031	4,146	2,729,022
Series 2018 A-1, RB(j)	0.00%	07/01/2033	6,719	4,034,356
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,244,291
Series 2018 A-1, RB	4.55%	07/01/2040	538	533,298
Series 2018 A-1, RB(j)	0.00%	07/01/2046	13,831	3,590,943
Series 2018 A-1, RB(j)	0.00%	07/01/2051	11,268	2,137,540
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	3,856,231
Series 2018 A-1, RB	5.00%	07/01/2058	9,996	10,028,586
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	5,269,687
Series 2019 A-2, RB	4.54%	07/01/2053	163	153,326
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	2,133,699
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2020	1,000	1,000,000
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,496,975
Series 2006 Q, RB	5.00%	06/01/2022	1,790	1,765,387
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,912,500
				154,413,977
Rhode Island–0.07%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	202,935
Providence (City of), RI Public Building Authority; Series 2001 A, RB (INS - NATL)(d)	5.38%	12/15/2021	50	50,177
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,292
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2026	500	563,295
				896,699
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–0.29%
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2027	$ 1,655	$ 1,675,903
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC); Series 2019, RB(e)	7.00%	05/01/2026	2,000	1,966,360
				3,642,263
Tennessee–1.01%
Bristol (City of), TN Industrial Development Board (Pinnacle);
Series 2016 B, RB(e)(j)	0.00%	12/01/2020	750	730,740
Series 2016 B, RB(e)(j)	0.00%	12/01/2021	250	230,798
Series 2016, RB	4.25%	06/01/2021	395	392,531
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	4.75%	07/01/2027	570	558,577
Series 2017 A, Ref. RB	5.50%	07/01/2037	350	332,874
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,295	1,307,976
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,004,990
Nashville (City of) & Davidson (County of), TN Health and Educational Facilities Board of Metropolitan Government (Trousdale Foundation Properties); Series 2018 A, RB(e)	5.25%	04/01/2028	2,000	1,394,440
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(f)	5.00%	07/01/2049	2,500	2,941,500
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	913,090
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,357,190
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,000	707,940
				12,872,646
Texas–5.33%
Argyle (Town of), TX; Series 2017, RB	4.25%	09/01/2027	470	490,144
Arlington Higher Education Finance Corp. (Leadership Prep School); Series 2016 A, RB	5.00%	06/15/2036	700	689,367
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	605	608,654
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	400	400,296
Series 2019, Ref. RB	5.15%	08/15/2029	1,000	1,034,870
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,151,140
Dallas (City of), TX; Series 2015, GO Bonds	5.00%	02/15/2030	1,075	1,271,263
Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	553,820
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers; Series 2015, Ref. RB	5.00%	12/01/2021	450	471,681
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,017
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(m)	0.01%	11/01/2041	1,500	1,500,000
Harris County Health Facilities Development Corp. (St. Luke’s Episcopal Hospital); Series 1991, RB(h)	6.75%	02/15/2021	2,795	2,919,154
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(d)(f)	5.13%	07/01/2032	5	5,030
Series 2002 B, RB (INS - AGM)(d)	5.00%	07/01/2032	50	50,308
Series 2018, RB(f)	5.00%	07/15/2028	1,750	1,749,895
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(f)	4.75%	07/01/2024	1,885	1,874,576
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB(h)	5.88%	05/15/2021	135	142,289
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement Distribution Phase); Series 2015, RB	5.38%	09/15/2035	450	464,783
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB	5.00%	02/15/2035	650	527,118
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,571,325
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,614,739
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	235	206,896
Series 2016, Ref. RB	5.00%	07/01/2036	2,750	2,351,910
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2017 A, RB(e)	3.63%	08/15/2022	765	754,060
Series 2017 S, RB(e)	4.25%	08/15/2027	610	593,353
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,165	923,845
Series 2016 B-1, RB	3.25%	11/15/2022	60	55,540
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2025	$ 1,730	$ 1,680,280
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	427,920
Newark High Education Finance Corp. (Austin Achieve Public Schools, Inc.);
Series 2018, RB	4.25%	06/15/2028	345	347,201
Series 2018, RB	5.00%	06/15/2033	300	304,515
Series 2018, RB	5.00%	06/15/2038	250	252,548
Port Beaumont Navigation District (Jefferson Gulf Coast); Series 2020, Ref. RB(e)(f)	3.63%	01/01/2035	3,000	2,691,690
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB	6.75%	11/15/2024	200	210,368
Series 2014 A, RB	7.50%	11/15/2034	100	105,145
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	325	309,023
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,329,342
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	4.50%	11/15/2023	120	120,185
Series 2017, RB	6.00%	11/15/2027	3,250	3,266,412
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB	6.00%	02/15/2031	1,000	931,830
Series 2017, RB	6.38%	02/15/2041	3,000	2,688,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks); Series 2018 A, RN(e)	10.00%	03/15/2023	750	874,425
Temple (City of), TX; Series 2018 A, RB(e)	5.00%	08/01/2028	4,640	5,206,126
Texas (State of) Department of Housing & Community Affairs (Skyway Villas Apartments); Series 2001 A, RB (INS - AMBAC)(d)(f)	5.45%	12/01/2022	600	600,852
Texas City Industrial Development Corp.; Series 1990, Ref. RB	7.38%	10/01/2020	4,030	4,107,779
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	9,355	10,753,947
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.00%	08/15/2027	500	506,725
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	50	51,154
				68,081,540
Utah–0.42%
Salt Lake City (City of), UT; Series 2017 A, RB(f)(i)	5.00%	07/01/2036	3,000	3,431,460
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	200	199,758
Utah (State of) Charter School Finance Authority (Merit College Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	481,290
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,225,271
				5,337,779
Vermont–0.47%
Vermont (State of) Educational & Health Buildings Financing Agency (St. Michael’s College);
Series 2012, Ref. RB	5.00%	10/01/2020	1,820	1,832,303
Series 2012, Ref. RB	5.00%	10/01/2021	2,020	2,073,570
Series 2012, Ref. RB	5.00%	10/01/2022	1,025	1,065,990
Series 2012, Ref. RB	5.00%	10/01/2023	1,000	1,037,810
				6,009,673
Virgin Islands–0.74%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(f)	5.00%	09/01/2022	1,320	1,319,023
Series 2014 A, Ref. RB(f)	5.00%	09/01/2023	1,000	995,480
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Sr. Lien Capital); Series 2009 A-1, RB	5.00%	10/01/2029	1,500	1,400,745
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2029	1,870	1,746,262
Series 2010 B, RB	5.00%	10/01/2025	2,750	2,584,368
Series 2012 A, RB	5.00%	10/01/2032	405	372,762
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, Ref. RB	4.00%	07/01/2021	1,020	985,646
				9,404,286
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.57%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	$ 250	$ 237,155
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	1,006,230
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,131,744
Peninsula Town Center Community Development Authority;
Series 2018, RB(e)	4.00%	09/01/2023	445	438,058
Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,430,265
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	4.30%	09/01/2030	770	681,643
Virginia (State of) Small Business Financing Authority; Series 2018, RB(c)(e)(f)	5.00%	07/01/2038	310	313,512
				7,238,607
Washington–0.54%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	400	425,652
Series 2018 B, RB(e)	5.00%	01/01/2032	100	106,413
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	150	150,077
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	10	10,008
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	1.54%	01/01/2025	1,000	976,030
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	635	604,596
Washington (State of) Housing Finance Commission (Hearthstone (The)); Series 2018 B, Ref. RB(e)	3.13%	07/01/2023	1,500	1,406,310
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(e)	3.70%	07/01/2023	285	274,612
Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	347,570
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,641,223
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	891,979
				6,834,470
West Virginia–0.96%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	390	374,977
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	404,838
Series 2015, Ref. RB	5.00%	07/01/2026	460	507,477
Series 2015, Ref. RB	5.00%	07/01/2027	560	613,950
Series 2015, Ref. RB	4.00%	07/01/2035	190	194,908
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	3,515	3,559,992
Ohio (County of), WV (Highlands (The)); Series 2019 B, Ref. RB	4.25%	03/01/2035	5,025	5,400,820
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(f)	6.75%	02/01/2026	1,000	930,490
Series 2018, RB(e)(f)	8.75%	02/01/2036	320	318,854
				12,306,306
Wisconsin–3.35%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	746,722
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	185,225
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)	6.25%	08/01/2027	10,750	9,522,995
Series 2017, RB(e)	6.75%	08/01/2031	500	433,090
Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	391,821
Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(e)	5.00%	06/01/2029	375	389,111
Series 2019, Ref. RB(e)	5.00%	06/01/2039	1,415	1,389,473
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	2,000	1,917,700
Public Finance Authority (North Carolina Leadership Academy); Series 2019 B, RB(e)	5.75%	06/15/2021	65	65,007
Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	1,495	1,414,285
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	$ 1,825	$ 2,026,170
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	2,115,652
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,123,246
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	778,860
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	3.50%	08/01/2022	1,230	1,185,720
Series 2017, Ref. RB	5.00%	08/01/2027	500	481,600
Wisconsin (State of) Health & Educational Facilities Authority (Beloit College); Series 2010 A, Ref. RB(c)(h)	5.25%	06/01/2020	150	150,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,167,946
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	935	949,726
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	1,038,043
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	800,830
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.25%	10/01/2031	2,000	2,269,760
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	650	662,942
Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	1,025,331
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB(e)	5.75%	11/01/2024	1,500	1,575,045
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, RB(e)	7.00%	06/01/2020	25	25,000
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities); Series 2017 B, Ref. RB(e)(f)	6.00%	06/01/2022	2,290	2,310,061
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	680	673,377
Series 2019, RB(e)	5.00%	06/15/2039	440	430,478
Series 2019, RB(e)	5.00%	06/15/2049	540	511,526
Wisconsin (State of) Public Finance Authority (Penick Village Obligated Group); Series 2019, Ref. RB(e)	4.00%	09/01/2029	605	530,234
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	2,460	2,732,027
Wisconsin (State of) Public Finance Authority (Wittenberg University);
Series 2016, RB(e)	4.00%	12/01/2021	1,320	1,329,544
Series 2016, RB(e)	5.00%	12/01/2031	500	508,650
				42,857,197
Total Municipal Obligations (Cost $1,476,845,412)					1,308,187,704
			Shares
Common Stocks & Other Equity Interests–0.00%
Quebec–0.00%
Resolute Forest Products, Inc. (Cost $80,903)(q)				6,757	12,568
TOTAL INVESTMENTS IN SECURITIES(r)–102.36% (Cost $1,476,926,315)					1,308,200,272
FLOATING RATE NOTE OBLIGATIONS–(3.34)%
Notes with interest and fee rates ranging from 0.66% to 0.96% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 03/01/2046(s)					(42,725,000)
OTHER ASSETS LESS LIABILITIES–0.98%					12,514,958
NET ASSETS –100.00%					$1,277,990,230
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
Sr.	– Senior
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $53,510,503, which represented 4.19% of the Fund’s Net Assets.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2020.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $200,940,314, which represented 15.72% of the Fund’s Net Assets.
(f)	Security subject to the alternative minimum tax.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,990,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(m)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(n)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Interest rate is redetermined periodically based on an auction conducted by the auction agent.
(q)	Non-income producing security.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $70,446,914 are held by TOB Trusts and serve as collateral for the $42,725,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	461	September-2020	$(64,107,813)	$(87,415)	$(87,415)

(a)	Futures contracts collateralized by $1,735,000 cash held with Goldman Sachs & Co., the futures commission merchant.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Short Duration High Yield Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,307,541,710	$645,994	$1,308,187,704
Common Stocks & Other Equity Interests	12,568	—	—	12,568
Total Investments in Securities	12,568	1,307,541,710	645,994	1,308,200,272
Other Investments - Assets*
Investments Matured	—	610,000	—	610,000
Other Investments - Liabilities*
Futures Contracts	(87,415)	—	—	(87,415)
Total Investments	$(74,847)	$1,308,151,710	$645,994	$1,308,722,857

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Short Duration High Yield Municipal Fund